Goodwill and Identifiable Intangible Assets	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill and Intangible Assets Disclosure [Text Block]
Note 10 — Goodwill and Identifiable Intangible Assets

Goodwill

Goodwill represents the purchase price of acquisitions in excess of the amounts assigned to acquired tangible or intangible assets and assumed liabilities. Amounts allocated to goodwill are tax deductible in all relevant jurisdictions.

As a result of the Company’s acquisition of Aldagen in February 2012, the Company recorded goodwill of approximately $422,000. Prior to the acquisition of Aldagen, the Company had goodwill of approximately $707,000 as a result of the acquisition of the Angel business in April 2010.

The Company conducts an impairment test of goodwill on an annual basis as of October 1 of each year. The Company will also conduct tests if events occur or circumstances change that would, more likely than not, reduce the fair value of the Company below its carrying value.

During 2013, planned enrollment in the Company’s Phase 2 clinical trial for ALDH-401 began experiencing patient enrollment delays.  The delay has resulted in extended time to enroll and added costs associated with the delay.  On September 17, 2013, Cytomedix announced its decision to become a more commercially focused company and reorganize its research and development activities. The plan includes a strategic reorganization of its research and development operations that involve the ALDH-401trial and ALDH Bright Cell platform, intention to proceed with trial enrollment through the end of 2013 with an enrollment goal of 50 patients, and pursuit of strategic partnerships to continue the trial beyond 2013 (“Announcement”). This Announcement identified several indicators of a potential impairment of intangible assets acquired in the Aldagen acquisition; as such, the Company felt it necessary to perform an impairment analysis on its goodwill as of September 30, 2013.

U.S. GAAP provides for a two-step process for measuring for impairment of goodwill.  Step 1 of the impairment process is to determine if the fair value of the reporting unit exceeds its carrying value. If the fair value of a reporting unit exceeds its carrying amount, goodwill of the reporting unit is considered not impaired, thus the second step of the impairment test is unnecessary.

The Company’s goodwill is contained in its sole operating segment and reporting unit.  Based on its assessment that the fair value of the reporting unit (determined with reference to its quoted market cap) exceeded its carrying value at September 30, 2013, the Company determined that goodwill was not impaired.  Accordingly, the Step Two analysis is not applicable.

 Identifiable Intangible Assets

Cytomedix’s identifiable intangible assets consist of trademarks, technology (including patents), customer relationships, and in-process research and development. These assets were a result of the Angel business and Aldagen acquisitions. The carrying value of those intangible assets, and the associated amortization, were as follows:

	September 30,	December 31,
	2013	2012

Trademarks	$2,310,000	$2,310,000
Technology	2,355,000	2,355,000
Customer relationships	708,000	708,000
In-process research and development	29,585,000	29,585,000

Total	$34,958,000	$34,958,000
Less accumulated amortization	(1,097,463)	(822,713)
	$33,860,537	$34,135,287

Definite-lived intangible assets

The Company's intangible assets that have definite lives are amortized over their useful lives and reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of the asset may not be recoverable. If any indicators were present, the Company would test for recoverability by comparing the carrying amount of the asset to the net undiscounted cash flows expected to be generated from the asset. If those net undiscounted cash flows do not exceed the carrying amount (i. e., the asset is not recoverable), the Company would perform the next step, which is to determine the fair value of the asset and record an impairment loss, if any. The Company periodically reevaluates the useful lives for these intangible assets to determine whether events and circumstances warrant a revision in their remaining useful lives.

As a result of the September 17, 2013 announcement discussed above, the Company believed an impairment assessment of the Aldagen-related Trademarks and Trademark, as of September 30, 2013, was warranted.  The Company performed a quantitative assessment and identified driving factors used in the original valuation of the Trademarks and Tradename, including the projected revenue stream and discount factor that may have changed.  The Company considered the impact of such changes to the   undiscounted future cash flows used to value the Trademarks and Tradename, and concluded that the changes to the driving factors that management was able to quantify did not have a significant impact to the undiscounted future cash flows.  The Company realizes that, in addition to the projected revenue stream and discount factor,  other additional factors may have changed whose financial impacts are currently unknown, but may become more clear as strategic discussions proceed over the next few months.  The Company expects that before the end of the year there will be additional clarity regarding the process and its impacts to the recoverability of the Trademarks and Tradename asset.

As a result, management concludes that the fair value of the Trademarks and Tradename definite-lived intangible asset is not less than its carrying value of approximately $1.7 million and therefore it is not impaired as of September 30, 2013.

For all other definite-lived intangible assets, there were no triggering events identified during the nine months ended September 30, 2013 that would suggest an impairment test may be needed.

Indefinite-lived intangible assets

The Company evaluates its indefinite-lived intangible assets for impairment whenever events or changes in circumstances indicate that the carrying amount of the asset may not be recoverable, and at least on an annual basis on October 1 of each year, by comparing the fair value of the asset with its carrying amount. If the carrying amount of the intangible asset exceeds its fair value, the Company would recognize an impairment loss in the amount of that excess. The Company's sole indefinite-lived intangible asset is its in-process research and development (“IPR&D”) acquired in connection with its acquisition of Aldagen in 2012. The IPR&D asset consists of its ALDH bright cell platform.  The Company is currently conducting (i) a Phase 2 clinical trial for this technology in ischemic stroke, (ii) a Phase 1/2 clinical trial in critical limb ischemia that is being funded by the National Institutes of Health, and (iii) a Phase 1 clinical trial in grade IV malignant glioma following surgery that is funded by Duke University.

As a result of the September 17, 2013 announcement discussed above, the Company believed an impairment assessment of the IPR&D, as of September 30, 2013, was warranted.  The Company performed a quantitative assessment and identified driving factors used in the original valuation of the IPR&D, including the projected non-diagnostic revenues and expenses, clinical trial expenses, commercial revenue  stream and discount factor, that may have changed.  The changes to driving factors that management was able to quantify (including delayed revenue stream generation and increased clinical trial costs) were offset by the impacts on the model of the passage of time (i.e., the clinical trial delay approximates the passage of time).  The Company realizes that, in addition to the delayed revenue stream generation and increased clinical trial costs, other additional factors may have changed whose financial impacts are currently unknown, but may become more clear as strategic discussions proceed over the next few months.  The Company expects that before the end of the year there will be additional clarity regarding the process and its impacts to the recoverability of the IPR&D asset.

As a result, management concludes that the fair value of the IPR&D indefinite-lived intangible asset approximates its carrying value (is not less than its carrying value) and therefore it is not impaired as of September 30, 2013.

Amortization expense of approximately $117,700 was recorded to cost of sales and approximately $157,000 was recorded to general and administrative expense for the nine months ended September 30, 2013. Amortization expense for the remainder of 2013 is expected to be approximately $91,600. Annual amortization expense based on our existing intangible assets and their estimated useful lives is expected to be approximately:

2014	366,500
2015	366,500
2016	366,500
2017	366,500
2018	366,500
Thereafter	2,718,600

Note 11 — Goodwill and Identifiable Intangible Assets

Goodwill

Goodwill represents the purchase price of acquisitions in excess of the amounts assigned to acquired tangible or intangible assets and assumed liabilities. Amounts allocated to goodwill are tax deductible in all relevant jurisdictions.

As a result of the Company’s acquisition of Aldagen in February 2012, Cytomedix recorded goodwill of approximately $422,000.

Prior to the acquisition of Aldagen, the Company had goodwill of approximately $707,000 as a result of the acquisition of the Angel Business in April 2010. The Company conducts an impairment test of goodwill on an annual basis as of October 1 of each year. The Company will also conduct tests if events occur or circumstances change that would, more likely than not, reduce the fair value of the Company below its carrying value. The Company determined that there was no impairment per its test as of October 1, 2012 and no such triggering events were identified during the year ended December 31, 2012.

The table below sets forth the changes in the carrying amount of goodwill for the period indicated:

Balance at January 1, 2011	$706,823
Change in 2011	—
Balance at December 31, 2011	$706,823
Goodwill related to Aldagen acquisition	616,826
Adjustment as a result of immaterial measurement period change	(195,132)
Balance at December 31, 2012	$1,128,517

Identifiable Intangible Assets

Cytomedix’s identifiable intangible assets consist of trademarks, technology (including patents), customer relationships, and in-process research and development. These assets are a result of the Angel Business and Aldagen acquisitions. The carrying value of those intangible assets, and the associated amortization, were as follows:

	December 31, 2012	December 31, 2011
Trademarks	$2,310,000	$320,000
Technology	2,355,000	2,355,000
Customer relationships	708,000	708,000
In-process research and development	29,585,000	—
Total	$34,958,000	$3,383,000
Less accumulated amortization	(822,713)	(466,958)
	$34,135,287	$2,916,042

The Company’s intangible assets that have finite lives are amortized over their useful lives and reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of the asset may not be recoverable, and at least on an annual basis on October 1 of each year. If any indicators were present, the Company would test for recoverability by comparing the carrying amount of the asset to the net undiscounted cash flows expected to be generated from the asset. If those net undiscounted cash flows do not exceed the carrying amount (i. e., the asset is not recoverable), the Company would perform the next step, which is to determine the fair value of the asset and record an impairment loss, if any. The Company periodically reevaluates the useful lives for these intangible assets to determine whether events and circumstances warrant a revision in their remaining useful lives. The Company determined that there was no impairment per its test as of October 1, 2012 and no such triggering events were identified during the year ended December 31, 2012.

The Company evaluates its indefinite-lived intangible assets for impairment whenever events or changes in circumstances indicate that the carrying amount of the asset may not be recoverable, and at least on an annual basis on October 1 of each year, by comparing the fair value of the asset with its carrying amount. If the carrying amount of the intangible asset exceeds its fair value, the Company would recognize an impairment loss in the amount of that excess. The Company’s sole indefinite-lived intangible asset is its in-process research and development acquired in connection with its acquisition of Aldagen; no impairment charges were recorded during 2012. The in-process research and development asset consists of its ALDH bright cell platform. The Company is currently conducting a phase 2 clinical trial for this technology in ischemic stroke. Enrollment in that trial is expected to complete within the coming 12 months and top-line data is expected to be available approximately four months following completion of enrollment. If the trial is successful, it should provide efficacy data sufficient to appropriately power a phase 3 trial and would also further validate the technology. However, there is no assurance that this trial will be successful. The Company determined that there was no impairment per its test as of October 1, 2012 and no such triggering events were identified during the year ended December 31, 2012.

Amortization expense of approximately $157,000 was recorded to cost of sales and approximately $199,000 was recorded to general and administrative expense in the year ended December 31, 2012. Annual amortization expense based on our existing intangible assets and their estimated useful lives is expected to be approximately:

2013	366,500
2014	366,500
2015	366,500
2016	366,500
2017	366,500
Thereafter	2,718,600